EARNINGS (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net (Loss) Income attributable to BaiJiaYun Limited	$ (12,814,988)	$ 3,457,208	$ 3,873,503
Accretion of convertible redeemable preferred shares	(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders		(2,084,786)
Net income attributable to BaiJiaYun Limited's preferred shareholders			(838,145)
Net (Loss) Income attributable to BaiJiaYun Limited's ordinary shareholders	$ (16,680,418)	$ (1,657,107)	$ 1,238,371
Denominator:
Weighted average ordinary shares outstanding - basic	44,069,300	41,204,669	38,417,461
Weighted average ordinary shares outstanding - diluted	44,069,300	41,204,669	38,417,461
Loss per share - basic	$ (0.38)	$ (0.04)	$ 0.03
Loss per share - diluted	$ (0.38)	$ (0.04)	$ 0.03